Supplementary Financial Information (Schedule of Operating Lease and Other Obligations) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Information [Abstract]
Operating lease liabilities	$ 220	$ 193	$ 112
Investment tax credits	2	2	3
Customer advances for construction – noncurrent	250	199	105
Litigation claim obligations	5	3	6
Fair value of derivative liabilities	74	21
Other	105	77	79
Total other noncurrent obligations	$ 436	302
Total other noncurrent obligations		$ 495	$ 305